Pensions - Changes in gross benefit obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change In Gross Pension Obligation [Abstract]
Gross obligation January 1	$ 1,111	$ 945	$ 706
Current service cost	325	360	285
Interest charge on pension liabilities	31	27	24
Past service cost - curtailment/plan amendment		(19)
Settlement (gain)		(128)
Social security expenses	(44)	(48)	(43)
Remeasurements loss/(gain)	227	(18)	(27)
Exchange rate differences	58	(8)	(20)
Gross pension obligation December 31	$ 1,708	$ 1,111	$ 925